Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible Assets, Net
Gross carrying value	¥ 7,697,132,000		¥ 5,609,751,000
Accumulated amortization	(3,861,532,000)		(3,252,792,000)
Total	3,835,600,000		2,356,959,000		$ 601,889
Amortization expenses	1,903,200,000	$ 298,658	1,395,129,000	¥ 905,613,000
Impairment charge	0		0	¥ 0
Licensed copyrights of content
Intangible Assets, Net
Gross carrying value	5,567,213,000		4,556,683,000
Accumulated amortization	(3,245,622,000)		(2,891,742,000)
Total	¥ 2,321,591,000		1,664,941,000
Weighted-average useful lives	3 years 7 months 6 days	3 years 7 months 6 days
License rights of mobile games
Intangible Assets, Net
Gross carrying value	¥ 455,687,000		299,786,000
Accumulated amortization	(229,559,000)		(119,493,000)
Total	226,128,000		180,293,000
Intellectual property and others
Intangible Assets, Net
Gross carrying value	1,674,232,000		753,282,000
Accumulated amortization	(386,351,000)		(241,557,000)
Total	¥ 1,287,881,000		¥ 511,725,000